Earnings/(Loss) per Share	6 Months Ended
Jun. 30, 2023
Earnings/(Loss) per Share [Abstract]
Earnings/(Loss) per Share
7. Earnings/(Loss) per Share

All common stock issued (including any restricted shares issued under the Company’s equity incentive plan, or else) are the Company’s common stock and have equal rights to vote and participate in dividends, subject to forfeiture provisions as set forth in the respective stock award agreements, as applicable. Furthermore, the Class A warrants are entitled to receive dividends which are not refundable, and therefore are considered participating securities for basic earnings per share calculation purposes. The Class A warrants do not participate in losses. For the six month period ended June 30, 2023, the Company declared and paid aggregate cash dividends on its Series C preferred stock of $575 and $508, respectively.  With regards to the Series D preferred stock, during the six month period ended June 30, 2023, the Company declared and paid aggregate cash dividends of $592 and $487, respectively, which excludes any amounts accrued in prior periods, as applicable. Also, during the six month period ended June 30, 2023 and in connection with the M/V Melia Stock Dividend, the Company recorded a deemed dividend amounting to $154. No dividends were declared on the Company’s common stock and its Class A warrants during the six month period ended June 30, 2023. For the six month period ended June 30, 2022, dividends declared and dividends paid on Series C preferred stock amounted to $471 and $300, respectively. Further, for the six month period ended June 30, 2022, the Company declared and paid aggregate cash dividends to its common and Class A warrants’ holders of $1,790 and $868, respectively.

For the six months ended June 30, 2023, the calculation of basic loss per share does not treat the non-vested shares (considered non-participating securities) as outstanding until the time/service-based vesting restrictions have lapsed. The dilutive effect, if any, of the Company’s share-based compensation arrangements (following assumed conversion of the Series C preferred stock to common under the “if converted method”) and the Class A, Class B, and private placement warrants, is computed using the treasury stock method, which assumes that the “proceeds” upon exercise of these awards or warrants are used to purchase common shares at the average market price for the period. The dilutive effect, if any, from the conversion of outstanding Series C and Series D preferred stock is calculated with the “if converted” method, to the extent that such conversion would not result in beneficial ownership by the preferred stockholders of more than 49% of the total outstanding common shares of the Company, in accordance with the terms of the respective agreements governing the Series C and Series D preferred stock. The dilutive effect, if any, from the conversion of outstanding Series E preferred stock is calculated with the “if converted” method, to the extent the contingencies triggering such conversion are satisfied by the end of the reporting period (Note 6(f)). Incremental shares are the number of shares assumed issued under the i) treasury stock method and the ii) “if converted” method weighted for the periods the non-vested shares, warrants and convertible preferred stock were outstanding. For the six months ended June 30, 2023, the computation of diluted earnings per share reflects the potential dilution resulting from the exercise of the private placement warrants (either exercised during the period end or outstanding as of the period end) using the treasury stock method which resulted in 42,357 common shares. During the six months ended June 30, 2023, no incremental shares were calculated from the application of the treasury stock method for i) the Class A warrants, Class B warrants and ii) the share-based compensation arrangements (following assumed conversion of the Series C Preferred Stock to common under the “if converted” method) and the “if converted” method for the Series C and Series D preferred stock, because to do so would be anti-dilutive. Further, during the six months ended June 30, 2022, no incremental shares were calculated from the application of the treasury stock method for i) the Class A warrants and ii) the share-based compensation arrangements (following assumed conversion of Series C preferred stock to common under the “if converted method”) and the “if converted” method for the Series C convertible preferred stock as the Company incurred losses and the effect of such shares was anti-dilutive. In addition, for the six months ended June 30, 2023, the Company has not applied the if converted method to the Series E preferred stock, since none of the contingencies triggering such conversion were satisfied as of June 30, 2023.

Also, net income in each period is adjusted by the amount of dividends declared and/or accumulated on the Series C and D preferred stock, deemed dividend on Series D preferred stock in connection with partial redemption, dividends on Class A warrants and undistributed earnings on Class A Warrants, as applicable in each period, as follows:

	June 30, 2023	June 30, 2022

Net income and comprehensive income	$1,347	$1,062
Less deemed dividend on Series D Preferred Stock upon issuance of common stock	(154)	-
Less dividends on Series C Preferred Stock	(575)	(471)
Less dividends on Series D Preferred Stock	(592)	-
Less dividends on Class A warrants	-	(868)
Less undistributed earnings on Class A warrants	(2)	-
Net income/(loss) and comprehensive income/(loss) attributable to common stockholders for basic earnings/(loss) per share purposes	$24	$(277)
Less changes in fair value of warrants’ liability	(6,335)	-
Net loss and comprehensive loss attributable to common stockholders for diluted loss per share purposes	$(6,311)	$(277)

Weighted average number of common stock, basic	1,362,644	128,456
Effect of dilutive securities	42,357	-
Weighted average number of common stock, diluted	1,405,001	128,456

Earnings/(Loss) per share, basic	$0.02	$(2.16)
Loss per share, diluted	$(4.49)	$(2.16)